Stockholders'/members' equity (Details) € / shares in Units, € in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2016 EUR (€)	Dec. 31, 2018 voting_right € / shares shares	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017 € / shares shares	Jun. 30, 2017 shares
Class of Stock [Line Items]
Common stock, conversion ratio			0.001	0.001
Class A Common Stock
Class of Stock [Line Items]
Entity Common Stock, Shares Outstanding		42,559,884			30,916,474
Class common stock, par value (in EUR per ADS) | € / shares		€ 0.06			€ 0.06
Common stock, voting rights per share | voting_right		1
Class B Common Stock
Class of Stock [Line Items]
Entity Common Stock, Shares Outstanding		308,687,967.000			319,799,968
Shares converted (in shares)		11,112,001
Class common stock, par value (in EUR per ADS) | € / shares		€ 0.60			€ 0.60
Common stock, voting rights per share | voting_right		10
Trivago GmbH
Class of Stock [Line Items]
Common stock dividends | €	€ 0.5
Payments of common stock dividends | €	€ 0.2
Trivago GmbH | Class A Common Stock
Class of Stock [Line Items]
Exchangeable shares, outstanding						110,791,880